Cash flow information	12 Months Ended
Jun. 30, 2022
16. Cash flow information

16. Cash flow information

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2022, 2021 and 2020:

	Note	06.30.2022	06.30.2021	06.30.2020
Profit / (loss) for the year		34,892	(61,641)	58,461
Profit for the year from discontinued operations		-	14,633	8,112
Adjustments for:
Income tax	21	2,770	35,540	16,505
Amortization and depreciation	24	931	1,051	1,174
Net (gain) / loss from fair value adjustment of investment properties		(13,650)	12,742	(83,080)
Gain from disposal of associates		-	(61)	-
Financial results, net		(14,298)	(10,840)	32,366
Provisions and allowances		1,560	1,846	2,035
Share of loss / (profit) of associates and joint ventures	8	355	7,182	(17,787)
Changes in operating assets and liabilities:				-
(Increase) / decrease in inventories		(7)	43	10
Decrease / (increase) in trading properties		89	(46)	(971)
Increase in restricted assets		-	-	(2,870)
(Increase) / decrease in trade and other receivables		(31)	2,483	4,680
Increase / (decrease) in trade and other payables		624	(5,553)	(735)
Increase / (decrease) in salaries and social security liabilities		31	87	(476)
Decrease in provisions		(97)	(176)	(1,309)
Net cash generated by / (used in) continuing operating activities before income tax paid		13,169	(2,710)	16,115
Net cash generated by discontinued operating activities before income tax paid		-	5,577	62,117
Net cash generated by operating activities before income tax paid		13,169	2,867	78,232

The following table shows balances incorporated as result of business combination or deconsolidation of subsidiaries:

	June 30, 2022	June 30, 2021	June 30, 2020
Investment properties	-	192,757	383,250
Property, plant and equipment	-	78,694	(12,432)
Trading properties	-	12,610	382
Intangible assets	-	59,929	7,940
Investments in associates and joint ventures	-	79,438	6,200
Deferred income tax assets	-	931	-
Restricted assets	-	13,775	526
Income tax and MPIT credit	-	699	108
Trade and other receivables	-	115,924	(22,298)
Right-of-use assets	-	42,394	(9,795)
Investments in financial assets	-	51,889	33,359
Derivative financial instruments	-	603	(92)
Inventories	-	7,727	(6,166)
Group of assets held for sale	-	90,236	-
Borrowings	-	(697,452)	(216,942)
Lease liabilities	-	(38,857)	-
Deferred income tax liabilities	-	(26,665)	(49,767)
Trade and other payables	-	(50,426)	5,697
Lease liabilities	-	-	5,116
Provisions	-	(11,635)	141
Employee benefits	-	(1,023)	264
Derivative financial instruments	-	(1,023)	-
Salaries and social security liabilities	-	(7,260)	339
Group of liabilities held for sale	-	(47,235)	-
Income tax expense	-	(977)	(264)
Net value of deconsolidated / incorporated assets that do not affect cash	-	(134,947)	125,566
Cash and cash equivalents	-	(238,316)	(14,786)
Non-controlling interest	-	(102,520)	124,986
Goodwill	-	-	(927)
Net value of deconsolidated / incorporated assets	-	(475,783)	234,839
Seller Financed Amount	-	-	-
Net (outflow) / inflow of cash and cash equivalents	-	(475,783)	234,839

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2022, 2021 and 2020:

	06.30.2022	06.30.2021	06.30.2020
Decrease of associates and joint ventures through an increase of assets held for sale	-	-	5,101
Increase of investment properties through a decrease of financial assets	-	-	685
Increase of trading properties through an increase in borrowings	-	100	30
Increase of property, plant and equipment through an increase of trade and other payables	-	-	1,820
Increase of intangible assets through an increase of trade and other payables	12	-	1,217
Distribution of dividends in shares	-	1,193	1,451
Increase of investment properties through a decrease in trade and other receivables	-	-	69
Issuance of NCN	4,304	-	-
Decrease of property, plant and equipment through an increase of tax receivables and tax debts	-	136	-
Distribution of dividends to non-controlling interest pending payment	-	-	4,337
Decrease in borrowings through a decrease in financial assets	-	-	6,044
Increase in investment properties through an increase in trade and other payables	185	-	1,751
Increase of investment properties through an increase of borrowings	-	668	247
Increase in right-of-use assets through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	-	-	34,787
Increase in right-of-use assets through an increase in lease liabilities	-	-	19,929
Increase in intangible assets through a decrease in investment in associates	-	1,340	-
Currency translation adjustment	177	18,748	34,929
Increase in investment properties under barter agreements	3,139	-	-
Payment of non-convertible notes	633	-	-
Decrease in lease liabilities through a decrease in trade and other receivables	3	-	-
Decrease in investment properties through an increase in property, plant and equipment	1,558	-	-
Decrease in property, plant and equipment through an increase in investment properties	600	-	-
Decrease in property, plant and equipment through an increase in revaluation surplus	556	-	-
Decrease in revaluation surplus through an increase in deferred income tax liabilities	195	-	-
Increase in intangible assets through an increase salaries and social security liabilities	26	-	-
Increase in investments in associates through a decrease in investments in financial assets	865	-	-
Decrease in borrowings through a decrease in credits for trade and other receivables	441	-	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	45	-	-
Capital contributions from non-controlling interest through a decrease of borrowings	4	-	-
Capital contributions from non-controlling interest through an increase in trade and other receivables	5	-	-